Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Operating Leases
Schedule of future minimum annual commitments under these operating leases

Years Ending December 31	Amount
2020	$368,501
2021	379,416
2022	390,688
2023	306,243
Thereafter	—
Total	$1,444,848